Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income
Net change in unrealized gains on securities, taxes	$ (53,850)	$ (55,833)	$ (41,445)
Net change in other-than-temporary impairment gains (losses) recognized in other comprehensive income, taxes	$ (1,881)	$ 343	$ (1,305)